Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	484,154,412.25	24,454
Yield Supplement Overcollateralization Amount 06/30/23	13,703,129.82	0
Receivables Balance 06/30/23	497,857,542.07	24,454
Principal Payments	18,195,454.50	899
Defaulted Receivables	384,293.41	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	12,919,797.34	0
Pool Balance at 07/31/23	466,357,996.82	23,539

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.71%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,636,767.64	314
Past Due 61-90 days	2,947,371.83	122
Past Due 91-120 days	536,891.88	26
Past Due 121+ days	0.00	0
Total	11,121,031.35	462

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	303,739.07
Aggregate Net Losses/(Gains) - July 2023	80,554.34
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.19%
Prior Net Losses/(Gains) Ratio	0.37%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	-0.11%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	5,363,116.96
Actual Overcollateralization	5,363,116.96
Weighted Average Contract Rate	4.24%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	46.27

Flow of Funds	$ Amount
Collections	20,230,731.63
Investment Earnings on Cash Accounts	12,975.23
Servicing Fee	(414,881.29)
Transfer to Collection Account	-
Available Funds	19,828,825.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	598,012.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,228,639.69
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,363,116.96
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,557,198.98

Total Distributions of Available Funds	19,828,825.57

Servicing Fee	414,881.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	478,586,636.51
Principal Paid	17,591,756.65
Note Balance @ 08/15/23	460,994,879.86

Class A-1
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2
Note Balance @ 07/17/23	51,856,636.51
Principal Paid	17,591,756.65
Note Balance @ 08/15/23	34,264,879.86
Note Factor @ 08/15/23	11.2057296%

Class A-3
Note Balance @ 07/17/23	305,780,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	305,780,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-4
Note Balance @ 07/17/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	79,150,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	27,870,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	13,930,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	679,869.94
Total Principal Paid	17,591,756.65
Total Paid	18,271,626.59

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	49,695.94
Principal Paid	17,591,756.65
Total Paid to A-2 Holders	17,641,452.59

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7337967
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.9871201
Total Distribution Amount	19.7209168

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1625219
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.5307628
Total A-2 Distribution Amount	57.6932847

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	695.13
Noteholders' Principal Distributable Amount	304.87

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	2,322,098.97
Investment Earnings	9,986.99
Investment Earnings Paid	(9,986.99)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,975,622.15	$3,988,108.45	$3,073,149.29
Number of Extensions	111	147	112
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.77%	0.57%